Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

14.   Leases

The most significant leases are as follows:

a)  Aircraft and engine represent the Company´s most significant lease agreements. At December 31, 2020, the Company leases 85 aircraft (81 as of December 31, 2019) and 18 spare engines under lease agreements (14 as of December 31, 2019) that have maximum terms through 2033. These leases are generally guaranteed by either deposit in cash or letters of credits.

Composition of the fleet and spare engines, leases*:

Aircraft		At December	At December
Type	Model	31, 2020	31, 2019
A319	132	3	3
A319	133	2	4
A320	233	39	39
A320	232	1	2
A320NEO	271N	24	17
A321	231	10	10
A321NEO	271N	6	6
		85	81

Engine spare		At December	At December
Type	Model	31, 2020	31, 2019
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	3
V2500	V2527-A5	2	2
PW1100	PW1127G-JM	5	3
PW1100	PW1133G-JM	1	1
		18	14

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

During the year ended December 31, 2020, the Company added seven new leased aircraft to its fleet (seven A320 NEO´s acquired through sale and leaseback transactions under our existing Airbus purchase agreement). Also, the Company returned three aircraft to their respective lessors.

During the year ended December 31, 2020, the Company also leased two NEO spare engines (based on the terms of the Pratt & Whitney purchase agreement FMP) and two CEO spare engines to its fleet. These four engines incorporated were subject to sale and leaseback transactions and their respective lease agreements were accounted as leases.

During the year ended December 31, 2019, the Company added seven new leased aircraft to its fleet (three A320 NEO´s acquired through sale and leaseback transactions under our existing Airbus purchase agreement and four obtained directly from the lessor´s). Also, the Company extended the lease term of one spare engine (effective from 2019) and returned two aircraft to their respective lessors. All the aircraft incorporated through the lessor´s aircraft order book was not subject to sale and leaseback transactions.

During the year ended December 31, 2019, the Company also leased two NEO spare engines (based on the terms of the Pratt & Whitney purchase agreement FMP) and two CEO spare engines to its fleet. These four engines incorporated were subject to sale and leaseback transactions and their respective lease agreements were accounted as leases. Additionally, during 2019 the Company extended the lease term of one spare engine (effective from November 2019).

During the year ended December 31, 2018, the Company added ten new leased aircraft to its fleet (acquired three A320 NEO’s through sale leaseback transactions under our existing Airbus purchase agreement and seven obtained directly from the lessors). Also, the Company extended the lease term of Aircraft (effective from 2019) and two spare engines (effective from February and April 2018), and returned four aircraft to their respective lessors.

During the year ended December 31, 2018, the Company also added two NEO spare engines to its fleet based on the terms of the Pratt & Whitney purchase agreement (FMP). These two engines incorporated were subject to sale and leaseback transactions.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As at January 1st, 2019	Ps.	31,126,169	Ps.	579,696	Ps.	176,188	Ps.	31,882,053
Additions		6,676,492		230,200		42,992		6,949,684
Depreciation on right of use assets		(4,490,572)		(132,698)		(79,701)		(4,702,971)
As at December 31, 2019		33,312,089		677,198		139,479		34,128,766
Additions		4,876,071		362,081		15,222		5,253,374
Disposals		(17,742)		—		—		(17,742)
Foreign exchange effect		—		—		795		795
Depreciation on right of use assets		(4,763,928)		(210,079)		(74,969)		(5,048,976)
As at December 31, 2020	Ps.	33,406,490	Ps.	829,200	Ps.	80,527	Ps.	34,316,217

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2020		2019
As at January 1st	Ps.	40,517,045	Ps.	39,565,146
Additions		5,572,764		7,186,613
Disposals		(231,566)		—
Accretion of interest		2,218,982		2,037,540
Foreign exchange effect		2,163,886		(1,772,452)
Payments		(6,110,569)		(6,499,802)
As at 31 December	Ps.	44,130,542	Ps.	40,517,045
Current	Ps.	6,484,092	Ps.	4,720,505
Non-current	Ps.	37,646,450	Ps.	35,796,540

The Company applied practical expedients to leases from applying IFRS 16 guidance on lease modification accounting for rent concessions for those lease modifications arising as a direct result of COVID-19. The net impact on the consolidated statements of operations for 2020 was Ps.190,811, which reflects the changes to lease payments that arose from such concessions.

The following are the amounts recognized in profit or loss:

	As of December		As of December		As of December
	31, 2020		31, 2019		31, 2018
Depreciation of right-of-use assets	Ps.	(5,048,976)	Ps.	(4,702,971)	Ps.	(4,043,691)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 21)		(2,350,250)		(2,128,162)		(1,755,978)
Aircraft and engine variable expenses		(1,845,254)		(961,657)		(956,010)
Total amount recognized in profit or loss	Ps.	(9,244,480)	Ps.	(7,792,790)	Ps.	(6,755,679)

The Company had total cash outflows for leases of Ps.6,110,569 in 2020 (Ps.6,499,802 in 2019 and Ps.5,710,907 in 2018).

i)      Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2020, 2019 and 2018, the Company expensed as supplemental rent Ps.1,428,179, Ps.680,964 and Ps.659,106, respectively.

Purchase of 80 A320 New Engine Option (“NEO”) aircraft

On December 28, 2017, the Company amended the agreement with Airbus, S.A.S. (“Airbus”) for the purchase of additional 80 A320NEO family aircraft to be delivered from 2022 to 2026, to support the Company’s targeted growth markets in Mexico, United States and Central America. The related commitments for the acquisitions of such aircraft are disclosed in Note 23.